BUSINESS ACQUISITIONS - Liabilities and indemnification assets in respect to deferred payments (Details) - RUB (₽) ₽ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2022	Apr. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Vision Labs
BUSINESS ACQUISITIONS
Payment	₽ 6,556,000
Liabilities at the end	₽ 621,000
Vision Labs | Contingent consideration
BUSINESS ACQUISITIONS
Initial recognition of deferred payment/contingent consideration			₽ (621,000)
Revaluation			54,000
Liabilities at the end			675,000
IT-Grad | Contingent consideration
BUSINESS ACQUISITIONS
Liabilities at the beginning				₽ 907,000	₽ 907,000
Revaluation				542,000
Payment				365,000
Liabilities at the end					907,000
Stopol | Contingent consideration
BUSINESS ACQUISITIONS
Liabilities at the beginning			21,000	24,000
Initial recognition of deferred payment/contingent consideration					(40,000)
Less: Provision for tax liabilities related to pre-acquisition period				3,000	(26,000)
Revaluation			11,000
Payment			40,000
Reversal of tax provision			(8,000)		(10,000)
Liabilities at the end				21,000	₽ 24,000
Zelenaya Tochka Group | Deferred payment
BUSINESS ACQUISITIONS
Initial recognition of deferred payment/contingent consideration				(7,000)
Payment				7,000
Credit Consulting
BUSINESS ACQUISITIONS
Payment		₽ 10
Liabilities at the end		₽ 60,000
Credit Consulting | Contingent consideration
BUSINESS ACQUISITIONS
Liabilities at the beginning			61,000
Initial recognition of deferred payment/contingent consideration				(60,000)
Revaluation			4,000	(1,000)
Liabilities at the end			65,000	61,000
MTT | Deferred payment
BUSINESS ACQUISITIONS
Liabilities at the beginning			160,000
Initial recognition of deferred payment/contingent consideration				(160,000)
Payment			₽ 160,000
Liabilities at the end				₽ 160,000